Derivative Instruments - Schedule of Remaining Contractual Terms to Maturity for Notional Amounts of Derivative Contracts (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		$ 6,207,882	$ 6,789,847
Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		4,683,798	5,301,289
Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		4,151,291	4,335,291
Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		532,507	965,998
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	1,203,770	1,218,162
Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	599,333	637,501
Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	489,426	494,640
Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	222	1,608
Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	114,789	84,413
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		97,018	90,416
Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		28,892	30,613
Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		39,448	39,011
Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		28,678	20,792
Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		205,780	170,778
Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	17,516	$ 9,202
Within 1 year [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,679,756
Within 1 year [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,771,867
Within 1 year [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,421,335
Within 1 year [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		350,532
Within 1 year [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	716,919
Within 1 year [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	137,841
Within 1 year [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	474,834
Within 1 year [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	213
Within 1 year [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	104,031
Within 1 year [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		49,644
Within 1 year [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		12,709
Within 1 year [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		20,577
Within 1 year [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		16,358
Within 1 year [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		141,028
Within 1 year [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	298
1 to 3 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,611,846
1 to 3 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,300,646
1 to 3 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,162,256
1 to 3 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		138,390
1 to 3 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	218,312
1 to 3 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	196,488
1 to 3 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	13,016
1 to 3 years [member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	9
1 to 3 years [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	8,799
1 to 3 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		43,816
1 to 3 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		14,622
1 to 3 years [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		17,258
1 to 3 years [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		11,936
1 to 3 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		48,206
1 to 3 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	866
3 to 5 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		889,258
3 to 5 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		736,735
3 to 5 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		710,856
3 to 5 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		25,879
3 to 5 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	124,935
3 to 5 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	121,635
3 to 5 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	1,341
3 to 5 years [member] | Foreign exchange contracts [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	1,959
3 to 5 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		3,419
3 to 5 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,495
3 to 5 years [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,540
3 to 5 years [member] | Commodity contract [member] | Option contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		384
3 to 5 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		14,534
3 to 5 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	9,635
5 to 10 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		791,796
5 to 10 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		672,799
5 to 10 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		657,830
5 to 10 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		14,969
5 to 10 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	110,753
5 to 10 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	110,545
5 to 10 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	208
5 to 10 years [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		139
5 to 10 years [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		66
5 to 10 years [member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		73
5 to 10 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		1,780
5 to 10 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	6,325
Over 10 years [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		235,226
Over 10 years [member] | Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		201,751
Over 10 years [member] | Interest rate contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		199,014
Over 10 years [member] | Interest rate contract [member] | Forward rate agreements futures and options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		2,737
Over 10 years [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	32,851
Over 10 years [member] | Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	32,824
Over 10 years [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[1]	27
Over 10 years [member] | Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount		232
Over 10 years [member] | Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative notional amount	[2]	$ 392

[1]	Gold contracts are included with foreign exchange contracts.
[2]	Under the SA-CCR, excludes loan commitment derivatives.